Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Millions		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings per share
Net income (loss) attributable to shareholders, used in calculating basic EPS		€ (15,120)	€ (7,898)	€ (32,604)
Net income (loss) attributable to shareholders, used in calculating diluted EPS		€ (15,120)	€ (7,898)	€ (32,604)
Weighted average ordinary shares outstanding (basic)	[1]	86.6	86.3	77.4
Weighted average ordinary shares outstanding (diluted)		86.6	86.3	77.4
Basic earnings per share		€ (0.17)	€ (0.09)	€ (0.42)
Diluted earnings per share		€ (0.17)	€ (0.09)	€ (0.42)
Potential ordinary shares excluded from calculation of diluted earnings per share		7.1	6.6	6.7
Long-Term Incentive Plan (Restricted Share Units)
Earnings per share
Potential ordinary shares excluded from calculation of diluted earnings per share		0.9	0.2	0.2
Alignment Award (Options) - Exercised
Earnings per share
Potential ordinary shares excluded from calculation of diluted earnings per share		6.2	6.4	6.5

[1]	In accordance with IAS 33, includes contingently issuable shares that are fully vested and can be converted at any time for no consideration. For further details, refer to note 27.